Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fair value of net asset (liability)	$ (3,781)	$ (13,005)
Assets (Liabilties) at Fair Value | Other current assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Net amount recorded		1,636
Available-for-sale investment		1,668
Assets (Liabilties) at Fair Value | Other current assets | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts of recognized assets		192
Gross amounts offset in the balance sheets		(2,550)
Assets (Liabilties) at Fair Value | Other current assets | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts of recognized assets		4,001
Assets (Liabilties) at Fair Value | Other current assets | 30 day euro forward contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts of recognized assets		4
Gross amounts offset in the balance sheets		(11)
Assets (Liabilties) at Fair Value | Investments and other assets, net
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Net amount recorded	633	830
Assets (Liabilties) at Fair Value | Investments and other assets, net | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets	(220)
Assets (Liabilties) at Fair Value | Investments and other assets, net | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts of recognized assets	953	1,889
Gross amounts offset in the balance sheets	(100)	(1,059)
Assets (Liabilties) at Fair Value | Accrued liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Net amount recorded	(4,317)	(17,139)
Assets (Liabilties) at Fair Value | Accrued liabilities | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets	1,250	1,992
Gross amounts of recognized liabilities	(5,947)	(22,849)
Assets (Liabilties) at Fair Value | Accrued liabilities | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets	778	3,741
Gross amounts of recognized liabilities	(643)
Assets (Liabilties) at Fair Value | Accrued liabilities | 30 day euro forward contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets	245	1
Gross amounts of recognized liabilities		(24)
Assets (Liabilties) at Fair Value | Other liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Net amount recorded	(97)
Assets (Liabilties) at Fair Value | Other liabilities | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets	833
Gross amounts of recognized liabilities	(930)
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fair value of net asset (liability)		1,668
Level 1 | Other current assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale investment		1,668
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fair value of net asset (liability)	(3,781)	(14,673)
Level 2 | Other current assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Net amount recorded		1,636
Level 2 | Other current assets | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts of recognized assets		192
Gross amounts offset in the balance sheets		(2,550)
Level 2 | Other current assets | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts of recognized assets		4,001
Level 2 | Other current assets | 30 day euro forward contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts of recognized assets		4
Gross amounts offset in the balance sheets		(11)
Level 2 | Investments and other assets, net
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Net amount recorded	633	830
Level 2 | Investments and other assets, net | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets	(220)
Level 2 | Investments and other assets, net | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts of recognized assets	953	1,889
Gross amounts offset in the balance sheets	(100)	(1,059)
Level 2 | Accrued liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Net amount recorded	(4,317)	(17,139)
Level 2 | Accrued liabilities | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets	1,250	1,992
Gross amounts of recognized liabilities	(5,947)	(22,849)
Level 2 | Accrued liabilities | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets	778	3,741
Gross amounts of recognized liabilities	(643)
Level 2 | Accrued liabilities | 30 day euro forward contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets	245	1
Gross amounts of recognized liabilities		(24)
Level 2 | Other liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Net amount recorded	(97)
Level 2 | Other liabilities | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets	833
Gross amounts of recognized liabilities	$ (930)